LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($)		Feb. 28, 2018	Feb. 28, 2017
Long Term Prepayments Disclosures [Line Items]
Long-term prepayments	[1]	$ 96,641,852	$ 59,293,208
Loan to employees	[2]	11,022,250	10,999,053
Loan receivable	[3]	20,875,534	18,027,010
Other non-current assets	[4]	9,650,217	7,788,646
Prepaid Expense and Other Assets, Noncurrent		$ 138,189,853	$ 96,107,917

[1]	As of February 28, 2017 and February 28, 2018, the Group made prepayments to acquire equity interests in several third-party companies.
[2]	Please see Note 5(3) for details of loan to employees.
[3]	In October 2016, the Group provided a long-term loan to a third party. The principal amount is $17,591,858 (equivalent to RMB120,794,490) with the interest rate of 7.98% per annum. Interest income of $435,152 and $1,786,645 was accrued for the years ended February 28, 2017 and February 28, 2018, respectively. The loan principal and all interests will be received upon maturity on October 16, 2022. The third party pledged its equity interest in a privately-held education company to the Group to guarantee the loan principal and interests.
[4]	As of February 28, 2017 and February 28, 2018, other non-current assets were primarily made up of prepayment for property and equipment and the unamortized debt issuance costs to be amortized beyond one year associated with the facilities under the long-term debt as disclosed in Note 13.